S-K 1603(a)(7) Sponsor Controlling Persons	Apr. 14, 2026
Mr. Grinberg [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Mr. Grinberg
Mr. Horlick [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Mr. Horlick